DWS Global Equity Fund
DWS Global Equity Fund (formerly DWS Diversified International Equity Fund)
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 57) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Global Equity Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	20	none	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Global Equity Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Management fee	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution/service (12b-1) fees	0.25%	0.99%	1.00%	0.50%	none	none
Other expenses	0.82%	1.02%	0.80%	0.85%	0.62%	0.82%
Acquired funds fees and expenses	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses	1.80%	2.74%	2.53%	2.08%	1.35%	1.55%
Less fee waiver/expense reimbursement	0.25%	0.44%	0.23%	0.28%	0.05%	0.15%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.55%	2.30%	2.30%	1.80%	1.30%	1.40%

The Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.46%, 2.21%, 2.21%, 1.71%, 1.21% and 1.31%; and for the period October 1, 2014 through January 31, 2015 at ratios no higher than 1.52%, 2.27%, 2.27%, 1.77%, 1.27% and 1.37% (in each instance, excluding extraordinary expenses, taxes, brokerage, interest expenses, and acquired funds fees and expenses) for Class A, Class B, Class C, Class R, Institutional Class and Class S, respectively. These agreements may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Global Equity Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	724	633	333	183	132	143
3 Years	1,086	1,109	766	625	423	475
5 Years	1,472	1,611	1,325	1,093	735	831
10 Years	2,550	2,603	2,848	2,388	1,620	1,833

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Global Equity Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	724	233	233	183	132	143
3 Years	1,086	809	766	625	423	475
5 Years	1,472	1,411	1,325	1,093	735	831
10 Years	2,550	2,603	2,848	2,388	1,620	1,833

Class B converts to Class A after six years; the Class B Example reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2013: 124%.
Principal Investment Strategy
Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics. For purposes of the fund's 80% investment policy, the term "assets" means the fund's net assets, plus the amount of any borrowings for investment purposes. In addition to common stock, other securities with equity characteristics include preferred stock, convertible securities, warrants and exchange-traded funds (ETFs). Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies.

The fund may also invest a portion of its assets (typically not more than 35% of its net assets) in securities of companies located in emerging markets, such as those of many countries in Latin America, the Middle East, Eastern Europe, Asia and Africa.

The fund may also invest up to 20% of its assets in cash equivalents and US investment-grade fixed-income securities.

Management process. Portfolio management aims to add value through stock selection. In choosing securities, portfolio management employs a bottom-up selection process to identify companies it believes are well-positioned for growth. Portfolio management utilizes a proprietary investment process designed to identify attractive investments utilizing proprietary research, including regional and sector research, conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Credit risk. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

The performance figures for Class S shares prior to its inception date is based on the historical performance of the Institutional Class, adjusted to reflect the higher gross total annual operating expenses of Class S.

Prior to July 12, 2013, the fund had a sub-advisor and a different management team that operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 20.68%, Q2 2009 Worst Quarter: -27.15%, Q3 2008
Average Annual Total Returns (For periods ended 12/31/2013 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns DWS Global Equity Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Feb. 28, 2001	11.89%	10.28%	4.83%
Class A After tax on distributions		11.60%	10.05%	3.57%
Class A After tax on distributions and sale of fund shares		8.06%	9.01%	4.00%
Class B before tax	Feb. 28, 2001	14.78%	10.63%	4.66%
Class C before tax	Feb. 28, 2001	17.78%	10.72%	4.67%
INST Class before tax	May 15, 1995	19.10%	12.05%	5.84%
Class R before tax	Jul. 01, 2003	18.45%	11.37%	5.27%
Class S before tax	Feb. 28, 2005	19.00%	11.87%	5.71%
MSCI All Country World Index (reflects no deduction for fees or expenses)		22.80%	14.92%	7.17%
MSCI EAFE Index (reflects no deduction for fees or expenses)		22.78%	12.44%	6.91%

On July 12, 2013, the MSCI All Country World Index replaced the MSCI EAFE Index as the fund's primary benchmark index because the Advisor believes that it more accurately reflects the fund's investment strategy.